Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable, net	Accounts receivable, net consist of the following:
	December 31, 2023	December 31, 2022
Accounts receivable	$31,931,892	$17,046,464
Allowance for doubtful accounts	-	(945,761)
Allowance for credit loss	(365,047)	-
Total accounts receivable, net	$31,566,845	$16,100,703

Schedule of Allowance for Doubtful Accounts	Movements of allowance for credit losses are as follows:
	December 31, 2023	December 31, 2022	December 31, 2021
Beginning balance	$945,761	$152,768	$217,676
Adoption ASU 2016-13	365,047	-	-
Provision	(927,055)	804,613	140,204
Write off	-	-	(136,602)
Exchange rate effect	(18,706)	(11,620)	(68,510)
Ending balance	$365,047	$945,761	$152,768